Share capital	6 Months Ended
Jun. 30, 2025
Share Capital
Share capital

13.	Share capital

	(Unaudited)	(Unaudited)	(Audited)
	June 30, 2025	June 30, 2025	December 31, 2024
	US$	HK$	HK$

Ordinary shares at par value of US$0.0005 (December 31, 2024: US$0.0005) each

Authorised:
3,000,000,000 (December 31, 2024: 3,000,000,000) ordinary shares	1,500,000	11,700,000	11,700,000

Issued and fully paid:
17,155,000 (December 31, 2024: 15,000,000) ordinary shares	8,524	66,916	58,500

A summary of movements in the Company’s share capital is as follows:

	Number of	Share
	issued	capital
	shares	HK$

At December 31, 2024 (Audited)	15,000,000	58,500

Issue of shares	2,155,000	8,416

At June 30, 2025 (Unaudited)	17,155,000	66,916

MasterBeef Group and its subsidiaries

Notes to the Unaudited Interim Condensed Consolidated Financial Statements (Continued)

For the six-month ended June 30, 2025 and 2024

13.	Share capital (continued)

The Company is an exempted company incorporated in the Cayman Islands and the corporate affairs are governed by its memorandum and articles of association, as amended from time to time, the Companies Act, and the common law of the Cayman Islands.

On April 10, 2025, the Company has completed initial public offering (“IPO”) of 2,000,000 Ordinary Shares at a public offering price of US$4.00 per share. The total net proceeds to the Company from the IPO, after deducting discounts, expense allowance and expenses, were approximately US$6,389,000.

On May 16, 2025, an aggregate of additional 155,000 ordinary shares at a public offering price of US$4.00 per share was issued under the over-allotment option to the underwriters. The newly issued shares rank pari passu in all aspects with the previously issued shares.

The Company is authorised to issue one class of share. The holders of the Company’s ordinary shares are entitled to the following rights:

Voting Rights: Each share of the Company’s share entitles its holder to one vote per share on all matters to be voted or consented upon by the stockholders. Holders of the Company’s shares are not entitled to cumulative voting rights with respect to the election of directors.

Dividend Right: Subject to limitations under the Cayman law and preferences that may apply to any shares of preferred stock that the Company may decide to issue in the future, holders of the Company’s share are entitled to receive ratably such dividends or other distributions, if any, as may be declared by the directors of the Company out of funds legally available therefor.

Liquidation Right: In the event of the liquidation, dissolution or winding up of the Company’s business, the holders of the Company’s share are entitled to share ratably in the assets available for distribution after the payment of all of the debts and other liabilities of the Company, subject to the prior rights of the holders of the Company’s preferred stock, if any.

Other Matters: The holders of the Company’s share have no subscription, redemption or conversion privileges. The Company’s share does not entitle its holders to pre-emptive rights. All of the outstanding shares of the Company’s share are fully paid and non-assessable. The rights, preferences and privileges of the holders of the Company’s share are subject to the rights of the holders of shares of any series of preferred stock which the Company may issue in the future. Fully paid ordinary shares shall be free from any restriction on transfer of shares.